Summary of Significant Accounting Policies - Summary of temporary equity (Detail) - USD ($)		3 Months Ended	8 Months Ended	12 Months Ended
	Nov. 26, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Gross proceeds	$ 204,102,000		$ 200,010,000	$ 0
Less:
Proceeds allocated to Public Warrants			(8,638,500)
Offering costs related to Class A ordinary shares subject to possible redemption			(4,085,626)
Plus:
Remeasurement of Class A ordinary shares to redemption value		$ 2,204,244	20,543,086
Class A ordinary shares subject to possible redemption		209,296,150	204,102,000	207,091,906	$ 204,102,000
Previously Reported [Member]
Plus:
Remeasurement of Class A ordinary shares to redemption value				2,989,906
Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds				200,100,000	200,100,000
Less:
Proceeds allocated to Public Warrants				(5,599,898)	(5,599,898)
Offering costs related to Class A ordinary shares subject to possible redemption				(10,941,287)	(10,941,287)
Plus:
Remeasurement of Class A ordinary shares to redemption value		2,204,244		23,532,992	20,543,086
Class A ordinary shares subject to possible redemption		$ 209,296,150	$ 204,102,000	207,091,906	$ 204,102,000
Common Class A [Member] | Previously Reported [Member]
Plus:
Remeasurement of Class A ordinary shares to redemption value				$ 2,989,906